Stock-based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		78 Months Ended	84 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended			78 Months Ended	12 Months Ended	6 Months Ended	66 Months Ended	78 Months Ended	1 Months Ended	6 Months Ended		6 Months Ended	12 Months Ended
	Apr. 12, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Feb. 28, 2013 Stock Incentive Plan 2006 [Member]	May 31, 2010 Stock Incentive Plan 2006 [Member]	Jun. 30, 2013 Stock Incentive Plan 2006 [Member]	Dec. 31, 2012 Stock Incentive Plan 2006 [Member]	Dec. 31, 2011 Stock Incentive Plan 2006 [Member]	Aug. 31, 2006 Stock Incentive Plan 2006 [Member]	Dec. 31, 2010 2010 Non-employee Options [Member]	Dec. 31, 2012 Non Employee Stock Option [Member]	Dec. 31, 2011 Non Employee Stock Option [Member]	Dec. 31, 2012 Non Employee Stock Option [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2006 Restricted Stock [Member] Employee [Member]	Dec. 31, 2011 Restricted Stock [Member] Employee [Member]	Dec. 31, 2012 Restricted Stock [Member] Employee [Member]	Aug. 31, 2006 Restricted Stock [Member] Founders and Employees [Member]	Dec. 31, 2006 Restricted Stock [Member] Founder [Member]	Feb. 28, 2013 Stock Incentive Plan 2013 [Member]	Jun. 30, 2013 Stock Compensation Plan Agreements [Member]	Dec. 31, 2009 2009 Non-employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, Shares authorized													1,128,183	12,972										1,688,777		232,758
Increase in number of shares of common stock issuable									1,853,288
Option vesting period										10 years	10 years	10 years							4 years			3 years			4 years	4 years
Outstanding shares remained available for future grants								258,265		0	257,579	466,191												696,102
Maximum threshold Of shares outstanding for determining availability Of grants								3,000,000
Percentage threshold Of shares outstanding for determining availability Of grants								4.00%
Share based compensation, contractual life														10 years											10 years	10 years
Unrecognized compensation cost related to the nonvested stock option		$ 5,600,000		$ 753,000		$ 753,000	$ 5,600,000
Weighted average period to recognize compensation cost nonvested stock option		3 years 8 months 12 days		3 years
Share based compensation, Vested percentage																										33.00%
Share based compensation expense		335,000	222,000	612,000	312,000	1,546,000	1,881,000								307,000	55,000	307,000
Total intrinsic value of options exercised				25,000	9,000	54,000
Total fair value of shares vested				318,000	228,000	891,000
Weighted average fair value of options granted				$ 2.32	$ 1.16	$ 1.16
Share based compensation , shares issued																			18,275	18,275	18,275	87,586	53,448
Stock issued during period , issuance price per share																						$ 0.029	$ 0.029
Proceed from issuance of stock	$ 5,200,000					$ 20,000	$ 20,000															$ 3,000	$ 2,000
Share based compensation, Shares vested																		141,034